FAIR VALUE OF INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair value of investments
Net unrealized profit (loss) on open contracts	$ 884,014	$ 441,905
Fair value assets, transfers from Level I to Level II	0	0
Fair value assets, transfers from Level II to Level I	0	0
Fair value liabilities, transfers from Level I to Level II	0	0
Fair value liabilities, transfers from Level II to Level I	0	0
Long
Fair value of investments
Net unrealized profit (loss) on open contracts	502,811	966,264
Short
Fair value of investments
Net unrealized profit (loss) on open contracts	381,203	(524,359)
Total
Fair value of investments
Net unrealized profit (loss) on open contracts	884,014	441,905
Total | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	794,909	24,633
Total | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	572,609	128,348
Total | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	222,300	(103,715)
Total | Forwards
Fair value of investments
Net unrealized profit (loss) on open contracts	89,105	417,272
Total | Forwards | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	(69,798)	837,916
Total | Forwards | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	158,903	(420,644)
Level I
Fair value of investments
Net unrealized profit (loss) on open contracts	835,016	158,260
Level I | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	835,016	158,260
Level I | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	546,779	147,822
Level I | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	288,237	10,438
Level II
Fair value of investments
Net unrealized profit (loss) on open contracts	48,998	283,645
Level II | Futures
Fair value of investments
Net unrealized profit (loss) on open contracts	(40,107)	(133,627)
Level II | Futures | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	25,830	(19,474)
Level II | Futures | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	(65,937)	(114,153)
Level II | Forwards
Fair value of investments
Net unrealized profit (loss) on open contracts	89,105	417,272
Level II | Forwards | Long
Fair value of investments
Net unrealized profit (loss) on open contracts	(69,798)	837,916
Level II | Forwards | Short
Fair value of investments
Net unrealized profit (loss) on open contracts	$ 158,903	$ (420,644)